Transactions with related parties - Optional Vessel acquisitions from Sponsor/ Omnibus Agreement (Details) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 06, 2018	Mar. 30, 2018	Dec. 31, 2018	Dec. 21, 2015 USD ($)	Dec. 31, 2015 USD ($)
Amended Omnibus Agreement | Legal right to acquire Sponsor's interests in Additional Optional Vessels
Related Party Transaction [Line Items]
LNG Carrier Capacity			172,000
Number Of Vessels			5
Vessel Type			ARC 7 LNG carrier
Amended Omnibus Agreement | Legal right to acquire Sponsor's interests in Additional Optional Vessels | Sponsor
Related Party Transaction [Line Items]
Percentage of ownership in entity			49.00%
$200 Million Term Loan Facility
Related Party Transaction [Line Items]
Debt instrument, remaining borrowing capacity					$ 66,700
Dynagas Holding Ltd | Legal right to acquire Sponsor's interests in Initial Optional Vessels
Related Party Transaction [Line Items]
Number Of Vessels			7
Lena River
Related Party Transaction [Line Items]
LNG Carrier Capacity			155,000
Consideration for vessel and related time charter				$ 240,000
Lena River | Sponsor
Related Party Transaction [Line Items]
Percentage of ownership in entity				100.00%
Lena River | Dynagas Holding Ltd
Related Party Transaction [Line Items]
Principal amount due				$ 35,000
Clean Ocean and Clean Planet | Extension of the purchase option exercise deadline
Related Party Transaction [Line Items]
Number Of Vessels		2
Purchase option period, Expiration date		Dec. 31, 2018
Clean Horizon and Clean Vision | Extension of the purchase option exercise deadline
Related Party Transaction [Line Items]
Number Of Vessels	2
Purchase option period, Expiration date	Dec. 31, 2018